CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 62.2%
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T Inc.	116,770	$3,454,057
Verizon Communications Inc.	22,380	1,286,402

TOTAL COMMUNICATION SERVICES		4,740,459

CONSUMER STAPLES - 3.4%
Beverages - 0.9%
PepsiCo Inc.	18,880	2,599,021

Household Products - 2.5%
Kimberly-Clark Corp.	20,200	3,071,208
Procter & Gamble Co.	29,870	3,916,554

Total Household Products		6,987,762

TOTAL CONSUMER STAPLES		9,586,783

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Williams Cos. Inc.	69,570	1,330,874

FINANCIALS - 9.3%
Banks - 0.5%
Bank of America Corp.	59,040	1,468,915

Capital Markets - 7.3%
Apollo Global Management Inc.	50,920	2,500,172
Blackstone Group Inc., Class A Shares	209,350	11,154,168
Carlyle Group Inc.	91,190	2,596,179
CME Group Inc.	8,330	1,384,280
Intercontinental Exchange Inc.	29,960	2,899,529

Total Capital Markets		20,534,328

Mortgage Real Estate Investment Trusts (REITs) - 1.5%
AGNC Investment Corp.	302,310	4,111,416

TOTAL FINANCIALS		26,114,659

HEALTH CARE - 5.8%
Biotechnology - 0.7%
Amgen Inc.	8,430	2,062,568

Pharmaceuticals - 5.1%
Johnson & Johnson	18,500	2,696,560
Merck & Co. Inc.	105,340	8,452,482
Pfizer Inc.	77,210	2,971,041

Total Pharmaceuticals		14,120,083

TOTAL HEALTH CARE		16,182,651

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2020 Quarterly Report	1

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
INDUSTRIALS - 7.6%
Aerospace & Defense - 4.5%
Lockheed Martin Corp.	26,970	$10,220,821
Raytheon Technologies Corp.	40,450	2,292,706

Total Aerospace & Defense		12,513,527

Electrical Equipment - 0.5%
Emerson Electric Co.	22,000	1,364,220

Machinery - 2.6%
Otis Worldwide Corp.	40,470	2,539,088
Stanley Black & Decker Inc.	31,140	4,774,384

Total Machinery		7,313,472

TOTAL INDUSTRIALS		21,191,219

INFORMATION TECHNOLOGY - 19.6%
Electronic Equipment, Instruments & Components - 0.7%
TE Connectivity Ltd.	21,570	1,921,240

IT Services - 0.5%
Paychex Inc.	19,830	1,426,174

Semiconductors & Semiconductor Equipment - 5.1%
Maxim Integrated Products Inc.	33,890	2,307,570
Microchip Technology Inc.	14,830	1,508,656
NXP Semiconductors NV	11,500	1,351,595
QUALCOMM Inc.	59,780	6,313,366
Texas Instruments Inc.	22,300	2,844,365

Total Semiconductors & Semiconductor Equipment		14,325,552

Software - 7.5%
Microsoft Corp.	80,060	16,413,100
NortonLifeLock Inc.	136,480	2,927,496
Oracle Corp.	29,660	1,644,647

Total Software		20,985,243

Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc.	38,350	16,300,284

TOTAL INFORMATION TECHNOLOGY		54,958,493

MATERIALS - 1.7%
Chemicals - 1.7%
Air Products & Chemicals Inc.	12,150	3,482,555
Huntsman Corp.	68,000	1,258,000

TOTAL MATERIALS		4,740,555

REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 9.4%
Alexandria Real Estate Equities Inc.	33,960	6,029,598
American Tower Corp.	18,600	4,861,854

See Notes to Schedule of Investments.

2	ClearBridge Tactical Dividend Income Fund 2020 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Apartment Investment & Management Co., Class A Shares	48,636	$1,888,049
AvalonBay Communities Inc.	13,530	2,071,714
Boston Properties Inc.	6,620	589,776
Equinix Inc.	7,550	5,930,374
Equity LifeStyle Properties Inc.	21,090	1,440,869
Equity Residential	35,880	1,924,244
Prologis Inc.	14,690	1,548,620

TOTAL REAL ESTATE		26,285,098

UTILITIES - 3.2%
Electric Utilities - 2.9%
Edison International	65,340	3,637,478
NextEra Energy Inc.	15,750	4,421,025

Total Electric Utilities		8,058,503

Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp., Class A Shares	22,445	1,005,412	*

TOTAL UTILITIES		9,063,915

TOTAL COMMON STOCKS (Cost - $105,959,782)		174,194,706

	SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 16.9%
Diversified Energy Infrastructure - 5.8%
Energy Transfer LP	1,238,210	8,110,276
Enterprise Products Partners LP	458,080	8,062,208

Total Diversified Energy Infrastructure		16,172,484

Gathering/Processing - 0.7%
Rattler Midstream LP	249,910	1,966,792

Global Infrastructure - 1.4%
Brookfield Renewable Partners LP	89,780	3,859,444

Liquids Transportation & Storage - 2.5%
Magellan Midstream Partners LP	132,160	5,351,158
PBF Logistics LP	191,350	1,813,998

Total Liquids Transportation & Storage		7,165,156

Oil/Refined Products - 3.1%
CrossAmerica Partners LP	252,260	3,753,629
MPLX LP	121,000	2,210,670
Sunoco LP	109,980	2,729,703

Total Oil/Refined Products		8,694,002

Petrochemicals - 1.9%
Westlake Chemical Partners LP	273,759	5,234,272

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2020 Quarterly Report	3

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY		SHARES/UNITS	VALUE
Shipping - 1.5%
KNOT Offshore Partners LP		320,000	$4,208,000

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $51,845,223)			47,300,150

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 16.7%
COMMUNICATION SERVICES - 2.5%
Wireless Telecommunication Services - 2.5%
2020 Cash Mandatory Exchangeable Trust	5.250%	6,770	7,054,272

CONSUMER DISCRETIONARY - 1.0%
Auto Components - 1.0%
Aptiv PLC	5.500%	27,670	2,828,151

HEALTH CARE - 3.7%
Health Care Equipment & Supplies - 3.1%
Becton Dickinson and Co.	6.000%	27,190	1,639,557
Boston Scientific Corp.	5.500%	10,784	1,210,935
Danaher Corp.	4.750%	3,500	4,966,920
Danaher Corp., Non Voting Shares	5.000%	670	820,777

Total Health Care Equipment & Supplies			8,638,189

Health Care Providers & Services - 0.6%
Elanco Animal Health Inc.	5.000%	42,867	1,693,675

TOTAL HEALTH CARE			10,331,864

INFORMATION TECHNOLOGY - 5.1%
Semiconductors & Semiconductor Equipment - 5.1%
Broadcom Inc., Non Voting Shares	8.000%	12,460	14,215,739

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Crown Castle International Corp., Non Voting Shares	6.875%	4,600	6,647,000

UTILITIES - 2.0%
Multi-Utilities - 2.0%
DTE Energy Co.	6.250%	45,450	2,049,340
Sempra Energy, Non Voting Shares	6.750%	34,000	3,520,360

TOTAL UTILITIES			5,569,700

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $41,294,121)			46,646,726

INVESTMENTS IN UNDERLYING FUNDS - 2.6%
Ares Capital Corp.		92,260	1,300,866	(a)

See Notes to Schedule of Investments.

4	ClearBridge Tactical Dividend Income Fund 2020 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - (continued)
Barings BDC Inc.			226,900	$1,726,709	(a)
TriplePoint Venture Growth BDC Corp.			397,022	4,323,570	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $8,508,108)				7,351,145

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 1.0%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	6/15/23	$1,305,000	1,244,128	(b)

INDUSTRIALS - 0.6%
Airlines - 0.6%
American Airlines Group Inc., Senior Notes	6.500%	7/1/25	1,919,000	1,593,783

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,300,669)				2,837,911

TOTAL INVESTMENTS - 99.4% (Cost - $210,907,903)				278,330,638
Other Assets in Excess of Liabilities - 0.6%				1,680,925

TOTAL NET ASSETS - 100.0%				$280,011,563

*	Non-income producing security.

(a)	Security is a business development company.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$174,194,706	—	—	$174,194,706
Master Limited Partnerships	47,300,150	—	—	47,300,150
Convertible Preferred Stocks:
Communication Services	—	$7,054,272	—	7,054,272
Other Convertible Preferred Stocks	39,592,454	—	—	39,592,454
Investments in Underlying Funds	7,351,145	—	—	7,351,145
Convertible Bonds & Notes	—	2,837,911	—	2,837,911

Total Long-Term Investments	268,438,455	9,892,183	—	278,330,638

Total Investments	$268,438,455	$9,892,183	—	$278,330,638

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended July 31, 2020. The following transactions were effected in shares of such company for the period ended July 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$10,928,709	10,928,709	$10,928,709	10,928,709

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,340	—	—

8